CONVERTIBLE NOTES PAYABLE (Narrative) (Details) - USD ($)				1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 10, 2016	Jul. 05, 2016	Apr. 06, 2016	Mar. 31, 2016	Mar. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Net cash proceeds received from initial borrowing						$ 845,000			$ 316,478
Loss on origination of derivative liability									(1,894,258)
Components of convertible debt, net
Amortization of debt discount						16,819	34,453	30,453	267,258
Proceeds from debt, net						$ 501,241	$ 245,286	254,942	50,000
Advances from officers and directors								77,384	71,008
2015 Convertible Notes [Member]
Debt Instrument [Line Items]
Number of trading days immediately preceding the applicable conversion										180 days
Components of convertible debt, net
Holding rate of issued and outstanding common stock										9.99%
2016 Convertible Notes [Member]
Components of convertible debt, net
Interest expense								30,543	35,719
Aggregate fair value of the derivative liabilities									$ 557,000
Accured interest converted in common stock									497,296
SlainteVentures, LLC [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate		12.00%
Components of convertible debt, net
Accrued interest payable			$ 102,000
Proceeds from debt, net		$ 50,000	75,000		$ 81,978
Advances from officers and directors			$ 52,500
Minimum [Member] | 2015 Convertible Notes [Member]
Components of convertible debt, net
Prepayment premiums										10.00%
Minimum default penalty amount, rate										25.00%
Maximum [Member] | 2015 Convertible Notes [Member]
Components of convertible debt, net
Prepayment premiums										40.00%
Minimum default penalty amount, rate										50.00%
JSJ Investments [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	12.00%
Components of convertible debt, net
Proceeds from debt, net	$ 125,000
Average closing price of common stock	$ 0.20
Conversions rate on issue and outstandng common stock	4.99%
Vis Vires Group, Inc. [Member] | SlainteVentures, LLC [Member]
Components of convertible debt, net
Minimum default penalty amount, rate									15.00%
Repayment of principal and accrued interest				$ 59,000
Average closing price of common stock									$ 0.45
Tangiers Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate									10.00%
Expiration date									Jul. 08, 2017
Components of convertible debt, net
Proceeds from debt, net									$ 35,000
Debt Instrument Fair Value of Warrants Issued Recorded as Unamortized Discount
Debt Instrument [Line Items]
Debt instrument, interest rate	12.00%
Net cash proceeds received from initial borrowing	$ 125,000
Typenex Co Investment Llc [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument initial borrowing										$ 381,000
Components of convertible debt, net
Accrued interest payable								$ 0	$ 5,876
Tangiers Global [Member] | Convertible Note [Member]
Components of convertible debt, net
Number of Common shares converted									2,843,698